Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-40952
Entity Registrant Name	Babylon Holdings Limited
Entity Central Index Key	0001866390
Entity Tax Identification Number	98-1638964
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1 Knightsbridge Green
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1X 7QA
City Area Code	+44 (0)
Local Phone Number	20 7100 0762
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.001056433113 per share
Trading Symbol	BBLNF
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false